Note P - Subsequent Events (Detail) (USD $)	1 Months Ended								2 Months Ended	3 Months Ended			7 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2012	Apr. 30, 2012	Feb. 29, 2012	Jan. 31, 2012	Jul. 25, 2011	Sep. 30, 2010	Aug. 25, 2010	Jul. 31, 2010	May 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Jul. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 28, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 07, 2012
Proceeds from Sale of Real Estate	$ 200,000												$ 11,000,000				$ (427,000)
Gains (Losses) on Sales of Other Real Estate	0.1	2,000			64,000	120,000	41,000	8,000	21,000			96,000					267,000
Professional Fees	3,000	17,000								166,000	247,000			753,000	927,000		1,419,000	4,750,000
Legal Fees	420,000															100,000
Loans and Leases Receivable, Related Parties										500,000				500,000
Note Receivable Accrued Interest Rate				5.00%
Accrued Interest Reclassified To Notes Receivable				1,000,000
Fees and Commissions				550,000
Discount Percentage				7.00%
Real Estate Acquired Through Deed In Lieu																			9,900,000
Assets Subjected To First Deed Of Trust																			39,000,000
Percentage Of Real Estate Proceeds													50.00%
Equity Method Investments Shares (in Shares)				60,000
Percentage Of Working Captial Cash Reserve				3.00%
Gain (Loss) on Investments			21,000
VRMI II [Member] | Second Deeds of Trust [Member]
Real Estate Acquired Through Deed In Lieu																			10,700,000
VRMI II [Member]
Real Estate Acquired Through Deed In Lieu																			9,000,000
Former Borrower [Member]
Proceeds from Sale of Real Estate													3,000,000
Percentage Of Real Estate Proceeds													50.00%
Minimum [Member]
Interest Rate on Notes Receivable				3.00%
Maximum [Member]
Interest Rate on Notes Receivable				7.00%
Second Deeds of Trust [Member]
Real Estate Acquired Through Deed In Lieu																			$ 11,800,000